SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 7,688,491	$ 25,591,946
Increase in allowance for credit losses	4,931,702	2,646,969
Amounts recovered during the year	(19,167)	(62,786)
Decrease from dissolution of a subsidiary	(228,958)	(1,122)
Amounts written off as uncollectible	(4,001,169)	(19,505,099)
Foreign exchange difference	287,799	(981,417)
Allowance for credit losses, ending	$ 8,658,698	$ 7,688,491